SUBSEQUENT EVENTS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Aug. 15, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 5,294,708	$ 287,468	$ 494,622
General and administrative expense	72,511,076	$ 64,916,121	$ 42,984,644
Exchange Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	4,200,000
General and administrative expense	$ 29,000,000.0
Non-adjusting Event [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Digivault share charges, percentage				24.90%
Non-adjusting Event [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Digivault share charges, percentage				100.00%